Investments Accounted for using the Equity Method - Summary of Financial Statements (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Assets	$ 26,326,489		$ 21,516,881	$ 36,624,098
Liabilities	80,616,606		67,895,472	33,907,713
Sales	15,315,361	$ 12,562,180	14,636,763	20,191,935	$ 9,415,119
Net income (loss)	(9,290,791)	452,251	(76,985,584)	(7,892,168)	(60,387,182)
Comprehensive income	(8,886,927)	(52,116)	(77,938,139)	(7,892,157)	$ (57,308,752)
Chenjin chungjeolneung Ltd [member]
Disclosure of associates [line items]
Assets	26,554,391		26,554,391	27,316,845
Liabilities	32,011,592		32,011,592	32,703,114
Sales	0	0	0	25,508
Net income (loss)	(290,098)	(290,098)	(284,857)	(1,916,458)
Comprehensive income	(290,098)	(290,098)	(284,857)	(1,916,458)
G-SMATT JAPAN [member]
Disclosure of associates [line items]
Assets	11,559,298		12,112,804	10,649,564
Liabilities	6,537,711		6,686,081	5,831,552
Sales	4,741,676	3,303,183	6,006,248	5,333,686
Net income (loss)	270,045	16,520	1,093,101	(260,617)
Comprehensive income	270,045	16,520	1,093,101	(250,773)
G-SMATT HONGKONG [member]
Disclosure of associates [line items]
Assets	283,826		283,826	377,895
Liabilities	4,821,947		4,821,947	3,832,029
Sales	0	0	0	0
Net income (loss)	(268,417)	(268,417)	(1,121,665)	(317,048)
Comprehensive income	$ (268,417)	$ (268,417)	$ (1,121,665)	$ (317,048)